Right-of-Use Assets - Summary of Carrying Amount of Lease (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Opening balance	$ 93,852
Net carrying amount	46,926	$ 93,852
Right-of-Use Asset Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Opening balance	281,554	251,189
Additions	0	0
Exchange on translation	0	30,365
Net carrying amount	281,554	281,554
Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Opening balance	(187,702)	(83,729)
Charge to the period	(46,926)	(91,656)
Exchange on translation	0	(12,317)
Net carrying amount	$ (234,628)	$ (187,702)